General (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands											12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 13, 2023 ILS (₪) shares	Dec. 13, 2023 USD ($) $ / shares shares	Dec. 11, 2023 USD ($)	Jun. 05, 2023 USD ($)	Dec. 11, 2022 ILS (₪) shares	Dec. 11, 2022 USD ($) shares	Jun. 30, 2022 ILS (₪) ₪ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 07, 2022 USD ($)	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)	Aug. 14, 2023 shares	Feb. 28, 2021 shares
General (Details) [Line Items]
Accumulated deficit (in New Shekels) | ₪											₪ 135,610
Comprehensive loss (in New Shekels) | ₪											33,835
SEPA rate (in New Shekels) | ₪											11,606
Commitment amount	$ 15,000			$ 1,000	$ 10,000						₪ 42,095
Exchange rate											3.627	3.627
Unpaid promissory notes (in New Shekels) | ₪											₪ 7,139
Number of units (in Shares)		90,000	90,000								145,000				900,000,000	288,080
Ordinary share (in Dollars per share) | $ / shares									$ 5
Par value (in New Shekels per share) | ₪ / shares								₪ 0.01
Offering price per shares (in Dollars per share) | $ / shares			$ 0.6						$ 4.13
Number of pre fund units (in Shares)								208,282	208,282
Gross proceeds		₪ 3,627	$ 1,000				$ 1,500		$ 13,000	$ 13,000
Incremental costs (in New Shekels) | ₪								₪ 43,441			₪ 1,219		₪ 852	₪ 228
Warrants to purchase (in Shares)								126,482	126,482		469,654	469,654
Company issued shares (in Shares)		1,667,667	1,667,667			809,061	809,061
Net proceeds						₪ 5,141	$ 1,500
Price rate					95.00%
Interest rate				8.00%	8.00%						85.70%
Original issue discount				3.00%	3.00%
Advance Shares (in Shares)											33,375,000	33,375,000
Total purchase price | $												$ 3,394
Promissory note | $				$ 1,000
Additional net amount | $	$ 11,606
IPOs[Member]
General (Details) [Line Items]
Number of units (in Shares)								2,941,918
Offering price per shares (in Dollars per share) | $ / shares									$ 4.129
warrants [Member]
General (Details) [Line Items]
Issuance of warrants (in Shares)								157,510	157,510
Warrants to purchase (in Shares)								157,510	157,510
Derivatives [member]
General (Details) [Line Items]
over-allotment option shares (in Shares)								469,654	469,654
Pre-Funded Warrants (in Shares)								469,654	469,654
Yorkville [Member]
General (Details) [Line Items]
Commitment amount					$ 2,000						₪ 12,310